Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Loans payable to bank	$ 199,875	$ 201,925
Less deferred finance costs, net	(2,365)	(3,342)
Total long term debt	197,510	198,583
Less unamortized discount	(996)	(1,407)
Less current portion, net of deferred finance cost	(675)	(661)
Total long term debt, net of current portion and net of deferred finance costs	195,839	196,515
Term Loan B
Debt Instrument [Line Items]
Loans payable to bank	$ 199,875	$ 201,925